Other assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets

(in millions of Canadian dollars)	2012	2011
Unamortized fees on long-term debt	$45	$47
Contracted customer incentives	8	11
Long-term materials	18	11
Prepaid leases	9	10
Other	61	64

Total other assets	$141	$143